Long-Term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Principal Payments [Abstract]
2020	$ 238,351
2021	224,044
2022	164,367
2023	347,775
2024	250,978
2025 and thereafter	319,036
Total	$ 1,544,551	$ 1,607,122